FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of fair value of financial instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Canadian dollar common share purchase warrants	$ 0	$ 0
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Canadian dollar common share purchase warrants	0	0
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Canadian dollar common share purchase warrants	$ 0	$ 0